Share capital - Capital increases (Details) - EUR (€)		12 Months Ended
	Jul. 14, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of year, shares		65,411,767	64,666,802	54,465,421
Share capital		€ 292,075,000	€ 291,312,000	€ 287,282,000
Net issue of equity				960,087,000
Share premium		2,730,391,000	2,727,840,000	2,703,583,000
Exercise of warrant/ subscription rights		€ 3,314,000	€ 28,288,000	€ 17,167,000
Average exercise price warrants		€ 23.5	€ 38.0	€ 22.8
Balance at end of year, shares		65,552,721	65,411,767	64,666,802
Par value of shares		€ 5.41
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value of shares		€ 5.41
Gilead
Disclosure of classes of share capital [line items]
Weighted average share price	€ 140.59
Share capital.
Disclosure of classes of share capital [line items]
Balance at beginning of year, amount		€ 291,312,000	€ 287,282,000	€ 236,540,000
Share capital		292,075,000	291,312,000	287,282,000	€ 236,540,000
Net issue of equity				36,945,000
Exercise of warrant/ subscription rights		763,000	4,031,000	4,082,000
Balance at end of year, amount		292,075,000	291,312,000	287,282,000
Share premium account
Disclosure of classes of share capital [line items]
Net issue of equity				923,142,000
Share premium		2,730,391,000	2,727,840,000	2,703,583,000	€ 1,277,780,000
Exercise of warrant/ subscription rights		2,551,000	24,257,000	13,085,000
Share capital and share premium
Disclosure of classes of share capital [line items]
Balance at beginning of year, amount		3,019,153,000	2,990,865,000	1,514,320,000
Balance at end of year, amount		€ 3,022,467,000	€ 3,019,153,000	€ 2,990,865,000
March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares				149,370
Average exercise price warrants				€ 23.30
Closing share price on date of capital increase				€ 90.32
March 20, 2019 : exercise of warrants | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 808,000
March 20, 2019 : exercise of warrants | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				2,673,000
March 20, 2019 : exercise of warrants | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 3,481,000
June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares				208,310
Average exercise price warrants				€ 20.76
Closing share price on date of capital increase				€ 113.55
June 20, 2019 : exercise of warrants | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 1,127,000
June 20, 2019 : exercise of warrants | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				3,198,000
June 20, 2019 : exercise of warrants | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 4,325,000
August 23, 2019 : share subscription by Gilead | Gilead
Disclosure of classes of share capital [line items]
Closing share price on date of capital increase				€ 148.90
August 23, 2019 : share subscription by Gilead | Gilead | American Depositary Receipts
Disclosure of classes of share capital [line items]
Issue of shares				6,828,985
August 23, 2019 : share subscription by Gilead | Gilead | U.S. public offering
Disclosure of classes of share capital [line items]
Issue of shares				6,828,985
August 23, 2019 : share subscription by Gilead | Share capital. | Gilead
Disclosure of classes of share capital [line items]
Net issue of equity				€ 36,945,000
Underwriter discounts and offering expenses (paid)				(4,447,000)
August 23, 2019 : share subscription by Gilead | Share capital. | Gilead | U.S. public offering
Disclosure of classes of share capital [line items]
Net issue of equity				32,498,000
August 23, 2019 : share subscription by Gilead | Share premium account | Gilead
Disclosure of classes of share capital [line items]
Net issue of equity				923,142,000
Derecognition of Financial Liability				56,749,000
August 23, 2019 : share subscription by Gilead | Share premium account | Gilead | U.S. public offering
Disclosure of classes of share capital [line items]
Net issue of equity				979,891,000
August 23, 2019 : share subscription by Gilead | Share capital and share premium | Gilead
Disclosure of classes of share capital [line items]
Underwriter discounts and offering expenses (paid)				(4,447,000)
Derecognition of Financial Liability				56,749,000
August 23, 2019 : share subscription by Gilead | Share capital and share premium | Gilead | Ordinary Shares
Disclosure of classes of share capital [line items]
Net issue of equity				960,087,000
August 23, 2019 : share subscription by Gilead | Share capital and share premium | Gilead | U.S. public offering
Disclosure of classes of share capital [line items]
Net issue of equity				€ 1,012,389,000
September 19, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares				301,745
Average exercise price warrants				€ 22.12
Closing share price on date of capital increase				€ 145.25
September 19, 2019 : exercise of warrants | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 1,632,000
September 19, 2019 : exercise of warrants | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				5,043,000
September 19, 2019 : exercise of warrants | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 6,675,000
November 6, 2019 : exercise of warrant A by Gilead | Gilead | Warrant A [member]
Disclosure of classes of share capital [line items]
Exercise of warrants, shares				2,617,791
Average exercise price warrants				€ 140.59
Closing share price on date of capital increase				€ 170.75
November 6, 2019 : exercise of warrant A by Gilead | Share capital. | Gilead | Warrant A [member]
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 14,162,000
Total exercise of warrant A by Gilead				14,162,000
November 6, 2019 : exercise of warrant A by Gilead | Share premium account | Gilead | Warrant A [member]
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				353,873,000
Total exercise of warrant A by Gilead				432,826,000
Derecognition of Financial Liability				78,953,000
November 6, 2019 : exercise of warrant A by Gilead | Share capital and share premium | Gilead | Warrant A [member]
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				368,035,000
Total exercise of warrant A by Gilead				446,988,000
Derecognition of Financial Liability				€ 78,953,000
November 25, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares				95,180
Average exercise price warrants				€ 28.23
Closing share price on date of capital increase				€ 172.95
November 25, 2019 : exercise of warrants | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 515,000
November 25, 2019 : exercise of warrants | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				2,172,000
November 25, 2019 : exercise of warrants | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights				€ 2,687,000
March 17, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			152,220
Average exercise price warrants			€ 35.18
Closing share price on date of capital increase			€ 141.40
March 17, 2020 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 824,000
March 17, 2020 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			4,531,000
March 17, 2020 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 5,355,000
May 28, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			435,540
Average exercise price warrants			€ 41.13
Closing share price on date of capital increase			€ 186.60
May 28, 2020 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 2,356,000
May 28, 2020 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			15,558,000
May 28, 2020 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 17,914,000
September 18, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			86,280
Average exercise price warrants			€ 27.85
Closing share price on date of capital increase			€ 117.70
September 18, 2020 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 467,000
September 18, 2020 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			1,936,000
September 18, 2020 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 2,403,000
December 4, 2020 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			70,925
Average exercise price warrants			€ 36.88
Closing share price on date of capital increase			€ 100.30
December 4, 2020 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 384,000
December 4, 2020 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			2,232,000
December 4, 2020 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 2,616,000
December 3, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		22,600
Exercise of warrant/ subscription rights		€ 41.72
Average exercise price warrants		€ 25.61
December 3, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 123,000
December 3, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		456,000
December 3, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 579,000
March 19, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		99,814
Average exercise price warrants		€ 22.62
Closing share price on date of capital increase		€ 68.48
March 19, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 540,000
March 19, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		1,718,000
March 19, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 2,258,000
June 7, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		10,940
Average exercise price warrants		€ 29.73
Closing share price on date of capital increase		€ 61.78
June 7, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 59,000
June 7, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		266,000
June 7, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 325,000
September 20, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		7,600
Average exercise price warrants		€ 19.97
Closing share price on date of capital increase		€ 46.93
September 20, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 41,000
September 20, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		111,000
September 20, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 152,000